Nature of Business and Basis of Preparation - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Basic shares		676	676	676
Effect of dilutive shares		5	5	5
Anti-dilutive securities excluded from computation of EPS		19	19	19
Short-term assets		$ 3,093	$ 3,020
Short-term liabilities		1,640	1,710
Long-Term Liabilities		1,196	670
Adoption of (ASU) 2015-17 | Restatement Adjustment
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Short-term assets		(215)	(215)
Long-term assets		14	32
Short-term liabilities		(4)	(8)
Long-Term Liabilities		$ (197)	$ (175)
Subsequent Event
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Basic shares	676
Effect of dilutive shares	5
Anti-dilutive securities excluded from computation of EPS	19
Subsequent Event | Baxter | Post-Separation
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Number of shares of Baxalta common stock distributed to Baxter shareholders upon spin-off	544
Number of shares of Baxalta held by Baxter after spin-off	132
Minimum | Baxter | Post-Separation
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percentage of Baxalta common stock distributed to Baxter shareholders upon spin-off		80.00%